Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB BOND FUND, INC.
Entity Central Index Key	0000003794
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000133860
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Fixed Income Opportunities Portfolio
Class Name	Advisor Class
Trading Symbol	ATTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATTYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATTYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Performance Highlights

Top contributors to performance:

  Security selction and industry allocation contributed to performance.

Top detractors from performance:

  Yield-curve positioning detracted from performance.

Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
10/14	$10,667	$10,000
10/15	$10,963	$10,287
10/16	$11,528	$10,704
10/17	$11,682	$10,939
10/18	$11,648	$10,883
10/19	$12,745	$11,908
10/20	$12,833	$12,336
10/21	$14,052	$12,661
10/22	$12,266	$11,144
10/23	$12,608	$11,439
10/24	$13,385	$12,548

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	13.42%	2.33%	2.96%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 647,799,147
Holdings Count | Holding	710
Advisory Fees Paid, Amount	$ 2,017,590
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$647,799,147
# of Portfolio Holdings	710
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,017,590

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	9.3%
AA	29.8%
A	26.6%
BBB	9.6%
BB	4.3%
B	0.3%
CCC	0.1%
A-1+	0.2%
A-1	0.3%
SP-1	1.3%
SP-2	0.2%
Not Rated	18.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	12.2%
New York	7.4%
Pennsylvania	6.5%
Alabama	5.9%
Florida	5.9%
Texas	5.5%
New Jersey	5.1%
Illinois	4.9%
Georgia	4.4%
Wisconsin	3.8%
Ohio	3.5%
Indiana	3.2%
Puerto Rico	2.7%
Colorado	2.5%
Other	34.9%
Other assets less liabilities	-8.4%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000133863
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Fixed Income Opportunities Portfolio
Class Name	Class A
Trading Symbol	ATTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATTAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATTAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.06%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Performance Highlights

Top contributors to performance:

  Security selction and industry allocation contributed to performance.

Top detractors from performance:

  Yield-curve positioning detracted from performance.

Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Index
10/14	$9,696	$10,000
10/15	$9,935	$10,287
10/16	$10,418	$10,704
10/17	$10,532	$10,939
10/18	$10,474	$10,883
10/19	$11,432	$11,908
10/20	$11,475	$12,336
10/21	$12,543	$12,661
10/22	$10,921	$11,144
10/23	$11,198	$11,439
10/24	$12,668	$12,548

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	13.13%	2.07%	2.71%
Class A (with sales charges)	9.76%	1.46%	2.39%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 647,799,147
Holdings Count | Holding	710
Advisory Fees Paid, Amount	$ 2,017,590
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$647,799,147
# of Portfolio Holdings	710
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,017,590

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	9.3%
AA	29.8%
A	26.6%
BBB	9.6%
BB	4.3%
B	0.3%
CCC	0.1%
A-1+	0.2%
A-1	0.3%
SP-1	1.3%
SP-2	0.2%
Not Rated	18.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	12.2%
New York	7.4%
Pennsylvania	6.5%
Alabama	5.9%
Florida	5.9%
Texas	5.5%
New Jersey	5.1%
Illinois	4.9%
Georgia	4.4%
Wisconsin	3.8%
Ohio	3.5%
Indiana	3.2%
Puerto Rico	2.7%
Colorado	2.5%
Other	34.9%
Other assets less liabilities	-8.4%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000133864
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Fixed Income Opportunities Portfolio
Class Name	Class C
Trading Symbol	ATCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATCCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATCCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.81%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

Performance Highlights

Top contributors to performance:

  Security selction and industry allocation contributed to performance.

Top detractors from performance:

  Yield-curve positioning detracted from performance.

Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
10/14	$10,585	$10,000
10/15	$10,770	$10,287
10/16	$11,202	$10,704
10/17	$11,239	$10,939
10/18	$11,094	$10,883
10/19	$12,019	$11,908
10/20	$11,981	$12,336
10/21	$12,990	$12,661
10/22	$11,225	$11,144
10/23	$11,412	$11,439
10/24	$12,111	$12,548

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	12.29%	1.31%	1.93%
Class C (with sales charges)	11.41%	1.31%	1.93%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 647,799,147
Holdings Count | Holding	710
Advisory Fees Paid, Amount	$ 2,017,590
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$647,799,147
# of Portfolio Holdings	710
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$2,017,590

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	9.3%
AA	29.8%
A	26.6%
BBB	9.6%
BB	4.3%
B	0.3%
CCC	0.1%
A-1+	0.2%
A-1	0.3%
SP-1	1.3%
SP-2	0.2%
Not Rated	18.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	12.2%
New York	7.4%
Pennsylvania	6.5%
Alabama	5.9%
Florida	5.9%
Texas	5.5%
New Jersey	5.1%
Illinois	4.9%
Georgia	4.4%
Wisconsin	3.8%
Ohio	3.5%
Indiana	3.2%
Puerto Rico	2.7%
Colorado	2.5%
Other	34.9%
Other assets less liabilities	-8.4%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P.(the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]